Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 150,000	$ 100,000
Commodity and foreign exchange contracts	2,029	909
Total assets	15,223,518	14,326,969	$ 15,956,467
Commodity contracts	(605)	(18,853)
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,609,523	1,668,567
Short-term investments	150,000	100,000
Commodity and foreign exchange contracts	2,029	909
Total assets	1,761,552	1,769,476
Commodity contracts	(605)	(18,853)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,609,523	1,668,567
Short-term investments	150,000	100,000
Total assets	1,759,523	1,768,567
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity and foreign exchange contracts	2,029	909
Total assets	2,029	909
Commodity contracts	$ (605)	$ (18,853)